THE ADVISORS’ INNER CIRCLE FUND

Cambiar Aggressive Value ETF

July 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.2%
	Shares	Value
CANADA — 6.2%
Cenovus Energy	182,000	$3,663,660

FRANCE — 3.6%
Airbus ADR	57,000	2,154,600

GERMANY — 4.5%
Infineon Technologies ADR	76,000	2,655,440

ITALY — 4.1%
Eni ADR	75,574	2,422,147

JAPAN — 2.0%
Nintendo ADR	87,610	1,202,009

UNITED KINGDOM — 2.8%
Diageo ADR	13,200	1,646,700

UNITED STATES — 74.0%
Air Lease	63,902	3,170,817
Alphabet	13,816	2,369,997
American Express	5,000	1,265,200
Applied Materials	5,462	1,159,036
Centene *	28,852	2,219,296
Chevron	19,252	3,089,369
CME Group	14,000	2,711,940
Constellation Brands	6,600	1,618,056
Corteva	31,570	1,771,077
Delta Air Lines	57,500	2,473,650
Energy Transfer	139,760	2,273,895
Goldman Sachs Group	3,800	1,934,314
Labcorp Holdings	11,500	2,477,560
Medtronic	29,000	2,329,280
PPG Industries	18,200	2,311,036
RTX	20,100	2,361,549
TE Connectivity	11,400	1,759,362
Texas Instruments	11,500	2,343,815
Uber Technologies *	10,306	664,428
Union Pacific	5,125	1,264,491
Waters *	6,520	2,192,545
		43,760,713
TOTAL COMMON STOCK
(Cost $45,947,686)		57,505,269
TOTAL INVESTMENTS — 97.2%
(Cost $45,947,686)		$57,505,269

Percentages are based on Net Assets of $59,161,277.
*	Non-income producing security.

ADR — American Depositary Receipt

CMB-QH-010-3400

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